Reconciliation of Liabilities Associated with Restructuring Accrual (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013		Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning balance			89		55
Accrued	(7)	53	(8)	[1]	54	[1]
Payments			(33)		(22)
Amortization of discount			2	[2]	2	[2]
Ending balance	50	89	50		89

[1]	Includes fourth quarter 2013 recovery of $7 million which is related to the fourth quarter 2012 labour restructuring initiative charge of $53 million.
[2]	Amortization of discount is charged to income as "Compensation and benefits".